Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Accounting — The Plan’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Benefit Payments to Participants and Beneficiaries — Benefits are recorded when disbursed.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes thereof. Actual results could differ from the estimates and assumptions used. Estimates that are particularly susceptible to change include assumptions used in determining the fair value of investments.
Investment Valuation and Income Recognition — All of the Plan’s investments are stated at fair value. See Note 5—“Fair Value Measurements” for more information. Shares of registered investment companies are valued at quoted market prices, which represent the asset value of shares held by the Plan at year end. The BGC Group Stock Portfolio is composed primarily of the BGC Group, Inc. Class A common stock which is valued at its quoted market price at the end of the year (see Note 1— “Description of Plan” for more information). The Plan holds an investment in the AdvisorTrust FDIC Insured Demand Deposit Account (“AdvisorTrust FDIC Insured DDA”), a demand deposit account. Cash deposits in the demand deposit account are eligible for FDIC insurance up to the applicable limit of $250,000 per depositor. Interest payments for the demand deposit account are calculated using the average daily balance and credited to the demand deposit account on the first business day of the following month. The Plan also holds an investment in the Morley Stable Value Fund (“MSVF”), a common collective trust. The common collective trust fund is valued at net asset value (“NAV”) as determined by using estimated fair value. NAV is used as a practical expedient for fair value and is provided by the investment manager. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Dividends and interest received by the Plan are reinvested into the respective funds.
Notes Receivable From Participants — The Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest, and are included in the Statements of Net Assets Available for Benefits. Interest income on notes receivable from participants is recorded when it is earned, and is included in Other income in the Statement of Changes in Net Assets Available for Benefits. Related fees are recorded as administrative expenses and are recorded when they are incurred.
Excess Contributions Payable — Amounts payable to participants for contributions in excess of amounts allowed by the IRS are recorded as a liability with a corresponding reduction to contributions. See “Participant and Company Contributions” in Note 1—“Description of Plan” for more information.
Management Fees and Operating Expenses — Management fees and operating expenses charged to the Plan for investments in the mutual funds are deducted from investments on a daily basis and are not reflected separately. Management fees and operating expenses for the privately managed funds are accrued on a daily basis and are reflected in the daily unitized price and are paid on a quarterly basis. Consequently, management fees and operating expenses are reflected as a reduction of investment return for such investments. Fees charged by the Plan recordkeeper, the trustee and the investment advisor are included in Administrative expenses in the Statement of Changes in Net Assets Available for Benefits.
Cash and Cash Equivalents — Cash and cash equivalents include cash and short-term interest-bearing investments with original maturities of three months or less. Such amounts, which are recorded at cost plus accrued interest, generally represent participant contributions that are held in money market accounts pending investment in participant-directed investments. Of the cash and cash equivalents balance held as of December 31, 2025 and 2024 approximately $1,016,360 and $146,536, respectively, was subsequently invested in participant-directed investments and used to fund benefit payments. See Note 3—“Exempt Party-In-Interest Transactions” for more information.